RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

During March 2019, Mr. Willer agreed to settle his $375 thousand indebtedness to the Company. Prior to the settlement, Mr. Willer was owed 250,000 common shares pursuant to a performance share agreement. As part of the settlement, Mr. Willer agreed to reduce the number of common shares owed to him pursuant to the performance share agreement by 50,000 common shares. These shares were settled during the year ended December 31, 2021.

Compensation to family members of the Company’s Founder for business development services and patient advocate services rendered during the years ended December 31, 2021 and 2020, totaled $331 thousand and $299 thousand, respectively.

In August 2020, the Company entered into a $6.5 million Loan Facility (as defined in Note 10) with Colorado based, Central Bank & Trust, a part of Farmers & Stockmens Bank (“Central Bank”).  A former member of the Company’s Board of Directors is the Chief Executive Officer of Central Bank.